Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee’s intent is to approve equity awards annually in February each year, with new hire and promotion grants made throughout the year in the Committee’s regular meetings. The Committee generally uses a consistent grant date for annual grants approved in February of the later of March 1 or two business days following the filing of the Company's Annual Report on Form 10-K. This allows a consistent grant date and vesting schedule for annual awards made to employees and provides for consistent annual grant timing.
For new hire and promotion grants made at other times throughout the year to employees other than the Section 16 Officers, the Committee has delegated authority for making such grants to the CEO and Chief People and Culture Officer within certain dollar and share limits. These awards are typically made on the 15th of each month and all awards made pursuant to such delegation are reported to the Committee at its next regular meeting. On occasion for administrative convenience, the Committee may make a grant with a future effective date, with the grant price set on the future effective date.
Our equity awards are not granted in anticipation of the release of material, non-public information and the disclosure of material, non-public information is not timed on the basis of equity award grant dates.

Award Timing Method
Our equity awards are not granted in anticipation of the release of material, non-public information and the disclosure of material, non-public information is not timed on the basis of equity award grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Committee’s intent is to approve equity awards annually in February each year, with new hire and promotion grants made throughout the year in the Committee’s regular meetings. The Committee generally uses a consistent grant date for annual grants approved in February of the later of March 1 or two business days following the filing of the Company's Annual Report on Form 10-K. This allows a consistent grant date and vesting schedule for annual awards made to employees and provides for consistent annual grant timing.
For new hire and promotion grants made at other times throughout the year to employees other than the Section 16 Officers, the Committee has delegated authority for making such grants to the CEO and Chief People and Culture Officer within certain dollar and share limits. These awards are typically made on the 15th of each month and all awards made pursuant to such delegation are reported to the Committee at its next regular meeting. On occasion for administrative convenience, the Committee may make a grant with a future effective date, with the grant price set on the future effective date.
Our equity awards are not granted in anticipation of the release of material, non-public information and the disclosure of material, non-public information is not timed on the basis of equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false